Retirement benefits obligations (Tables)	12 Months Ended
Dec. 31, 2025
Retirement benefits obligations
Schedule of amounts recognized in balance sheet for employment benefit obligations

	December 31,	December 31,
	2025	2024
Defined benefit obligation	(5,126,017)	(2,108,384)
Fair value of plan assets	4,754,409	1,944,133
Shortfall on Funded status	(371,608)	(164,251)

Schedule of amounts recognized in statement of profit or loss for employment benefit obligations

The amounts recognized as continuing operations in the statement of comprehensive profit or loss are as follows:

	2025	2024	2023
Current service cost	(30,086)	(20,383)	(13,835)
Past service cost	—	66,273	1,348
Interest cost	(21,598)	(23,182)	(8,797)
Interest income	19,441	22,717	9,065
Company pension gain / (cost) (note 19)	(32,243)	45,425	(12,219)

The amounts recognized as discontinued operations in the statement of comprehensive profit of loss under “net profit or loss from discontinued operations” are as follows:

	2025	2024	2023
Current service cost	—	(59,730)	(254,667)
Past service cost	—	20,296	25,551
Interest cost	—	(34,030)	(166,812)
Interest income	—	30,971	171,895
Company pension amount (note 22)	—	(42,493)	(224,032)

Schedule of movement in defined benefit obligations and plan assets

The movements in the defined benefit obligations during the year are as follows:

	2025	2024
Defined benefit obligation at beginning of year	(2,108,384)	(9,138,045)
Current service cost	(30,086)	(80,111)
Past service cost	—	520,360
Interest cost	(21,598)	(57,212)
Employee contributions	(20,929)	(70,748)
Actuarial (loss)/ gain arising from changes in financial assumptions	212,470	(176,520)
Actuarial gain on experience adjustment	(459,035)	(184,372)
Benefits (paid)/ deposited	(2,698,455)	7,078,264
Defined benefit obligations at end of year	(5,126,017)	(2,108,384)

The movements in the fair value of plan assets during the year are as follows:

	2025	2024
Fair value of plan assets at beginning of year	1,944,133	8,694,521
Interest income	19,441	53,688
Employee contributions	20,929	70,748
Employer contributions	39,464	92,285
Plan assets loss	31,987	111,155
Benefits paid	2,698,455	(7,078,264)
Fair value of plan assets at end of year	4,754,409	1,944,133

Schedule of fair value of plan assets

December 31,
2024
Cash	1.81%
Bonds	42.94%
Equity instruments	19.34%
Real estate	24.29%
Mortgages	10.32%
Derivatives	1.30%
Total	100.00%

Schedule of principal actuarial assumptions for employment benefit obligations

	December 31, 2025	December 31, 2024
Discount rate	1.30%	1.00%
Mortality tables	BVG2020 GT	BVG2020 GT
Salary growth rate	0.90%	1.00%
Pension growth rate	0.00%	0.00%

Schedule of components of the costs recognized in other comprehensive income

The following table shows the components of the costs recognized in other comprehensive income, related to continuing operations:

	2025	2024
Actuarial (loss)/ gain on defined benefit obligation	(246,565)	(224,221)
Actuarial loss on plan assets	31,988	21,832
Total	(214,577)	(202,389)

The following table shows the components of the costs recognized in other comprehensive income, related to discontinued operations:

	2025	2024
Actuarial (loss)/ gain on defined benefit obligation	—	(136,671)
Actuarial loss on plan assets	—	89,323
Total	—	(47,348)

Schedule of estimated benefit payments

2026	178,000
2027	172,000
2028	171,000
2029	177,000
2030	193,000
2031 - 2035	2,304,000